Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accounts Payable and Accrued Liabilities
	December 31, 2019	December 31, 2018
Trade payables	20,228	11,070
Accrued and other liabilities	37,882	8,254
	58,110	19,324